Calvert
Mortgage Access Fund
December 31, 2022
Schedule of Investments (Unaudited)

Collateralized Mortgage Obligations — 29.6%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	$250	$ 238,342
Bellemeade Re, Ltd., Series 2022-2, Class M1A, 8.012%, (30-day average SOFR + 4.00%), 9/27/32(1)(3)	500	492,299
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	139	120,662
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	491	431,567
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/25, 10/25/57(1)(4)	978	959,453
Series 2022-NQM1, Class A3, 5.82% to 8/25/26, 6/25/67(1)(4)	98	95,386
Series 2022-NQM1, Class M1, 5.82% to 8/25/26, 6/25/67(1)(4)	500	431,185
Deephaven Residential Mortgage Trust:
Series 2020-2, Class B2, 5.849%, 5/25/65(1)(2)	500	471,913
Series 2020-2, Class M1, 4.112%, 5/25/65(1)(2)	500	462,380
FARM Mortgage Trust, Series 2022-1, Class B, 2.942%, 1/25/52(1)(2)	394	250,759
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 11.889%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(3)	250	234,393
Series 2021-HQA4, Class M2, 6.278%, (30-day average SOFR + 2.35%), 12/25/41(1)(3)	218	188,481
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 9.639%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	640	662,209
Series 2019-R06, Class 2B1, 8.139%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	250	246,435
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	97	94,522
Series 2022-NQM4, Class M1, 5.757%, 8/25/67(1)(2)	100	89,230
Generic Engineering Construction and Projects, Ltd., 5.50%, 12/1/52	250	253,532
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(5)	642	99,195
Series 2022-126, Class AS, 0.298%, (3.69% - 30-day average SOFR), 7/20/52(5)(6)	889	14,475
Series 2022-173, Class S, 6.931%, (22.733% - 30-day average SOFR x 3.667), 10/20/52(6)	249	251,139
Series 2022-195, Class AS, 7.179%, (23.125% - 30-day average SOFR x 3.70), 11/20/52(6)	250	275,186
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	102,817
NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 9.639%, (1 mo. USD LIBOR + 5.25%), 5/25/55(1)(3)	250	239,373
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 8.178%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	500	473,855
Radnor RE, Ltd., Series 2022-1, Class M1A, 7.678%, (30-day average SOFR + 3.75%), 9/25/32(1)(3)	500	498,509
Triangle Re, Ltd., Series 2021-2, Class M1A, 6.439%, (1 mo. USD LIBOR + 2.05%), 10/25/33(1)(3)	2	1,905
Total Collateralized Mortgage Obligations (identified cost $7,837,399)		$7,679,202

U.S. Government Agency Mortgage-Backed Securities — 98.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #QE9457, 5.00%, 9/1/52	$249	$ 247,031
Federal National Mortgage Association:
4.50%, 8/1/52	50	47,985
5.00%, with various maturities to 2052	1,340	1,327,037
5.50%, 11/1/52	100	100,487
Government National Mortgage Association:
4.00%, with various maturities to 2052	1,103	1,047,528
4.50%, with various maturities to 2052	1,370	1,336,434
5.00%, with various maturities to 2052	7,614	7,577,159
5.50%, with various maturities to 2062	3,488	3,519,887
5.50%, 30-Year, TBA(7)	200	201,044
6.00%, with various maturities to 2052	999	1,028,046
6.00%, 30-Year, TBA(7)	1,500	1,524,002
6.50%, with various maturities to 2062	597	616,501
6.50%, 30-Year, TBA(7)	5,900	6,032,724
7.00%, with various maturities to 2062	789	828,268
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $25,658,863)		$25,434,133

Short-Term Investments — 2.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(8)	767,281	$ 767,281
Total Short-Term Investments (identified cost $767,281)		$ 767,281
Total Investments — 130.6% (identified cost $34,263,543)		$33,880,616

TBA Sale Commitments — (11.8)%
U.S. Government Agency Mortgage-Backed Securities — (11.8)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 6.00%, 30-Year, TBA(7)	$(3,000)	$(3,048,004)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $3,040,313)		$(3,048,004)
Total TBA Sale Commitments (proceeds $3,040,313)		$(3,048,004)
Other Assets, Less Liabilities — (18.8)%		$(4,899,863)
Net Assets — 100.0%		$25,932,749

Calvert
Mortgage Access Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $6,785,675 or 26.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2022.
(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2022.
(7)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
USD	– United States Dollar

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	6	Long	3/22/23	$673,781	$(16,125)
					$(16,125)
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
During the fiscal year to date ended December 31, 2022, the Fund entered into futures contracts to manage the dollar-weighted average effective duration of the Fund's portfolio.

Calvert
Mortgage Access Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $767,281, which represents 2.9% of the Fund's net assets. Transactions in such funds for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,695,050	$3,014,946	$(6,942,715)	$ —	$ —	$767,281	$9,846	767,281

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$7,679,202	$ —	$7,679,202
U.S. Government Agency Mortgage-Backed Securities	—	25,434,133	—	25,434,133
Short-Term Investments	767,281	—	—	767,281
Total Investments	$767,281	$33,113,335	$ —	$33,880,616
Liability Description
TBA Sales Commitments	$ —	$(3,048,004)	$ —	$(3,048,004)
Futures Contracts	(16,125)	—	—	(16,125)
Total	$(16,125)	$(3,048,004)	$ —	$(3,064,129)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its annual report to shareholders.
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